Retirement Plans Accumulated Benefit Obligations and Reconciliations of Changes in Projected Benefit Obligation, Changes in Plan Assets and Funded Status (Details) - USD ($) $ in Millions		12 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
U.S. Pension Plans
Retirement Plans [Line Items]
Accumulated Benefit Obligation		$ 2,985	$ 2,855
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year		2,875	2,902
Service cost		31	70	$ 90
Interest cost		122	138	151
Plan participant contributions		0	0
Acquisitions		0	37
Divestitures		0	0
Actuarial (gain) loss		203	241
Amendments made during the year		0	1
Estimated subsidy received		0	0
Curtailment		0	0
Other		0	0
Currency translation adjustment		0	0
Projected benefit obligation at end of year		3,022	2,875	2,902
Change in Plan Assets
Fair value of plan assets at beginning of year		2,504	2,656
Actual return on plan assets		(4)	307
Acquisitions		0	43
Divestitures		0	0
Employer and employee contributions		315	12
Benefits paid		(201)	(110)
Settlement payments		(8)	(404)
Other		0	0
Currency translation adjustment		0	0
Fair value of plan assets at end of year		2,606	2,504	2,656
Funded status		(416)	(371)
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		17	47
Accrued benefit liability		(433)	(418)
Net amount recognized		$ (416)	$ (371)
Weighted Average Assumptions
Discount rate	[1],[2]	4.40%	4.35%
Rate of compensation increase	[1]	3.25%	3.25%
Postretirement Benefits
Retirement Plans [Line Items]
Accumulated Benefit Obligation		$ 0	$ 0
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year		224	245
Service cost		3	5	5
Interest cost		9	12	11
Plan participant contributions		6	6
Acquisitions		0	7
Divestitures		0	0
Actuarial (gain) loss		0	(26)
Amendments made during the year		0	0
Estimated subsidy received		1	2
Curtailment		0	0
Other		(4)	0
Currency translation adjustment		(4)	(1)
Projected benefit obligation at end of year		211	224	245
Change in Plan Assets
Fair value of plan assets at beginning of year		219	226
Actual return on plan assets		(9)	11
Acquisitions		0	0
Divestitures		0	0
Employer and employee contributions		8	8
Benefits paid		(24)	(26)
Settlement payments		0	0
Other		0	0
Currency translation adjustment		0	0
Fair value of plan assets at end of year		194	219	226
Funded status		(17)	(5)
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		37	57
Accrued benefit liability		(54)	(62)
Net amount recognized		$ (17)	$ (5)
Weighted Average Assumptions
Discount rate	[1],[2]	3.75%	4.35%
Non-U.S. Pension
Retirement Plans [Line Items]
Accumulated Benefit Obligation		$ 1,388	$ 1,477
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year		1,572	1,997
Service cost		32	38	38
Interest cost		57	71	64
Plan participant contributions		1	5
Acquisitions		0	1
Divestitures	[3]	(18)	(626)
Actuarial (gain) loss		7	250
Amendments made during the year		0	(1)
Estimated subsidy received		0	0
Curtailment		(5)	(2)
Other		43	(3)
Currency translation adjustment		(159)	(74)
Projected benefit obligation at end of year		1,447	1,572	1,997
Change in Plan Assets
Fair value of plan assets at beginning of year		1,201	1,656
Actual return on plan assets		48	155
Acquisitions		0	0
Divestitures	[3]	(10)	(617)
Employer and employee contributions		81	152
Benefits paid		(55)	(53)
Settlement payments		(10)	(31)
Other		39	4
Currency translation adjustment		(117)	(65)
Fair value of plan assets at end of year		1,177	1,201	$ 1,656
Funded status		(270)	(371)
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost		30	36
Accrued benefit liability		(300)	(407)
Net amount recognized		$ (270)	$ (371)
Weighted Average Assumptions
Discount rate	[1],[2]	3.15%	3.25%
Rate of compensation increase	[1]	3.00%	3.00%
Other noncurrent assets | U.S. Pension Plans
Change in Projected Benefit Obligation
Benefits and settlements paid		$ (209)	$ (514)
Other noncurrent assets | Postretirement Benefits
Change in Projected Benefit Obligation
Benefits and settlements paid		(24)	(26)
Other noncurrent assets | Non-U.S. Pension
Change in Projected Benefit Obligation
Benefits and settlements paid		(65)	(84)
Global Workplace Solutions
Change in Projected Benefit Obligation
Projected benefit obligation at beginning of year		626
Projected benefit obligation at end of year			626
Change in Plan Assets
Fair value of plan assets at beginning of year		617
Fair value of plan assets at end of year			617
Amounts recognized in the statement of financial position consist of:
Prepaid benefit cost			24
Accrued benefit liability			$ (33)
Global Workplace Solutions | U.S. Pension Plans
Weighted Average Assumptions
Discount rate			2.30%
Rate of compensation increase			2.10%
Fair Value, Inputs, Level 1 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		1,996
Fair value of plan assets at end of year		2,114	$ 1,996
Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		219
Fair value of plan assets at end of year		194	219
Fair Value, Inputs, Level 1 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		1,026
Fair value of plan assets at end of year		804	1,026
Fair Value, Inputs, Level 1 [Member] | Global Workplace Solutions | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		553
Fair value of plan assets at end of year			553
Fair Value, Inputs, Level 2 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		173
Fair value of plan assets at end of year		169	173
Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		155
Fair value of plan assets at end of year		322	155
Hedge Funds | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		4
Fair value of plan assets at end of year			4
Hedge Funds | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		155
Fair value of plan assets at end of year		172	155
Hedge Funds | Fair Value, Inputs, Level 1 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year			0
Hedge Funds | Fair Value, Inputs, Level 1 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Hedge Funds | Fair Value, Inputs, Level 2 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year			0
Hedge Funds | Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		155
Fair value of plan assets at end of year		172	155
Hedge Funds | Fair Value, Inputs, Level 2 [Member] | Global Workplace Solutions | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		64
Fair value of plan assets at end of year			64
Cash | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		25
Fair value of plan assets at end of year		75	25
Cash | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		7
Fair value of plan assets at end of year		10	7
Cash | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		178
Fair value of plan assets at end of year		98	178
Cash | Fair Value, Inputs, Level 1 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		25
Fair value of plan assets at end of year		75	25
Cash | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		7
Fair value of plan assets at end of year		10	7
Cash | Fair Value, Inputs, Level 1 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		178
Fair value of plan assets at end of year		98	178
Cash | Fair Value, Inputs, Level 1 [Member] | Global Workplace Solutions | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		11
Fair value of plan assets at end of year			11
Cash | Fair Value, Inputs, Level 2 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Cash | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Cash | Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Equity Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Global Workplace Solutions | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		110
Fair value of plan assets at end of year			110
Fixed Income Securities [Member] | Fair Value, Inputs, Level 1 [Member] | Global Workplace Solutions | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		356
Fair value of plan assets at end of year			356
Real Estate | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		331
Fair value of plan assets at end of year		323	331
Real Estate | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		14
Fair value of plan assets at end of year		11	14
Real Estate | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		26
Fair value of plan assets at end of year		58	26
Real Estate | Fair Value, Inputs, Level 1 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Real Estate | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		14
Fair value of plan assets at end of year		11	14
Real Estate | Fair Value, Inputs, Level 1 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		6
Fair value of plan assets at end of year		7	6
Real Estate | Fair Value, Inputs, Level 1 [Member] | Global Workplace Solutions | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		70
Fair value of plan assets at end of year			70
Real Estate | Fair Value, Inputs, Level 2 [Member] | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Real Estate | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Real Estate | Fair Value, Inputs, Level 2 [Member] | Non-U.S. Pension
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	0
Commodities | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		16
Fair value of plan assets at end of year		12	16
Commodities | Fair Value, Inputs, Level 1 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		16
Fair value of plan assets at end of year		12	16
Commodities | Fair Value, Inputs, Level 1 [Member] | Global Workplace Solutions | U.S. Pension Plans
Change in Plan Assets
Fair value of plan assets at beginning of year		6
Fair value of plan assets at end of year			6
Commodities | Fair Value, Inputs, Level 2 [Member] | Postretirement Benefits
Change in Plan Assets
Fair value of plan assets at beginning of year		0
Fair value of plan assets at end of year		0	$ 0
Continuing Operations [Member] | Non-U.S. Pension
Change in Projected Benefit Obligation
Service cost		25
Interest cost		$ 46

[1]	Plan assets and obligations are determined based on a September 30 measurement date at September 30, 2015 and 2014.
[2]	The Company considers the expected benefit payments on a plan-by-plan basis when setting assumed discount rates. As a result, the Company uses different discount rates for each plan depending on the plan jurisdiction, the demographics of participants and the expected timing of benefit payments. For the U.S. pension and postretirement plans, the Company uses a discount rate provided by an independent third party calculated based on an appropriate mix of high quality bonds. For the non-U.S. pension and postretirement plans, the Company consistently uses the relevant country specific benchmark indices for determining the various discount rates.At September 30, 2015, the Company changed the method used to estimate the service and interest components of net periodic benefit cost for pension and other postretirement benefits for plans that utilize a yield curve approach. This change compared to the previous method will result in different service and interest components of net periodic benefit cost (credit) in future periods. Historically, the Company estimated these service and interest cost components utilizing a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. The Company elected to utilize a full yield curve approach in the estimation of these components by applying the specific spot rates along the yield curve used in the determination of the benefit obligation to the relevant projected cash flows. The Company made this change to provide a more precise measurement of service and interest costs by improving the correlation between projected benefit cash flows to the corresponding spot yield curve rates. This change does not affect the measurement of the total benefit obligations or annual net periodic benefit cost (credit) as the change in the service and interest costs is completely offset in the net actuarial (gain) loss reported. The change in the service and interest costs going forward is not expected to be significant. The Company has accounted for this change as a change in accounting estimate.
[3]	Fiscal 2014 includes $617 million of plan assets and $626 million of projected benefit obligations transferred to assets and liabilities held for sale on the consolidated statements of financial position for non-U.S. plans. The prepaid benefit cost and accrued benefit liability transferred are $24 million and $33 million, respectively. The plan assets transferred are comprised of $553 million of Level 1 investments and $64 million of Level 2 investments. The Level 1 investments, by asset category, are cash, equity securities, fixed income securities, real estate and commodities in the amounts of $11 million, $110 million, $356 million, $70 million and $6 million, respectively. The Level 2 investments are hedge fund investments. The weighted average discount rate and rate of compensation increase assumptions at September 30, 2014 are 2.30% and 2.10%, respectively.Refer to Note 3, "Discontinued Operations," of the notes to consolidated financial statements for further information regarding the Company's disposal groups classified as held for sale.